Other Investments - current - Summary of Other Investments current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [line items]
Investments - measured at fair value through other comprehensive income			₨ 9.2
Investments - measured at fair value through profit and loss	$ 199.2	₨ 15,069.3	11,919.0
Investments—measured at amortized cost	1,236.3	93,546.0	77,455.1
Total (a+b+c)	1,435.5	108,615.3	89,383.3
Quoted equity shares [Member]
Disclosure of financial assets [line items]
Investments - measured at fair value through other comprehensive income			9.2
Mutual funds [Member]
Disclosure of financial assets [line items]
Investments - measured at fair value through profit and loss	199.2	15,069.3	11,919.0
Investments—measured at amortized cost	$ 1,236.3	₨ 93,546.0	₨ 77,455.1